VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Cash and cash equivalents	CAD 967	CAD 813	CAD 484	CAD 895
Accounts receivable (Note 29)	2,093	1,400
Inventories	368	323
Other	908	1,338
Total Current Assets	8,053	6,370
Plant, Property and Equipment	54,475	44,817
Equity Investments	6,544	6,214
Goodwill	13,958	4,812	CAD 4,034
Intangible and Other Assets	1
Assets	87,941	66,844
Accounts payable and other	3,876	2,661
Accrued interest	595	520
Current portion of long-term debt (Note 17)	1,838	2,547
Total Current Liabilities	10,018	7,666
Regulatory Liabilities (Note 10)	2,121	1,159
Other Long-Term Liabilities	1,183	1,260
Deferred Income Tax Liabilities (Note 16)	7,662	5,144
Long-Term Debt (Note 17)	38,312	28,909
Total Liabilities	63,227	46,547
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	77	54
Accounts receivable (Note 29)	71	55
Inventories	25	25
Other	10	6
Total Current Assets	183	140
Plant, Property and Equipment	3,685	3,704
Equity Investments	606	664
Goodwill	525	541
Assets	5,000	5,049
Accounts payable and other	80	74
Accrued interest	21	21
Current portion of long-term debt (Note 17)	76	45
Total Current Liabilities	177	140
Regulatory Liabilities (Note 10)	34	33
Other Long-Term Liabilities	4	4
Deferred Income Tax Liabilities (Note 16)	7	0
Long-Term Debt (Note 17)	2,827	2,998
Total Liabilities	CAD 3,049	CAD 3,175